7. INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfInventoriesLineItems [Line Items]
Beginning balance	R$ (68,157)	R$ (138,105)
Additions	(207,898)	(245,398)
Reversals	85,816	95,881
Write-offs	114,803	219,153
Exchange rate variation	(269)	312
Ending balance	(75,705)	(68,157)
Realizable value through sale [member]
DisclosureOfInventoriesLineItems [Line Items]
Beginning balance	(10,712)	(65,490)
Additions	(106,357)	(81,988)
Reversals	85,816	95,881
Write-offs		41,156
Exchange rate variation	98	(271)
Ending balance	(31,155)	(10,712)
Impaired inventories [member]
DisclosureOfInventoriesLineItems [Line Items]
Beginning balance	(42,526)	(60,586)
Additions	(91,237)	(153,881)
Reversals
Write-offs	104,115	171,637
Exchange rate variation	(183)	304
Ending balance	(29,831)	(42,526)
Obsolete inventories [member]
DisclosureOfInventoriesLineItems [Line Items]
Beginning balance	(14,919)	(12,029)
Additions	(10,304)	(9,529)
Reversals
Write-offs	10,688	6,360
Exchange rate variation	(184)	279
Ending balance	R$ (14,719)	R$ (14,919)